SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015 and 2018 Plans - Share Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share number
Outstanding at beginning of year	13,343,230
Granted	651,000
Exercised	(694,735)
Canceled and forfeited	(1,253,259)
Outstanding at end of year	12,046,236
Exercisable	6,580,899
Expected to vest	5,465,337
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.23
Exercised (in USD per share) | $ / shares	0.19
Outstanding at end of year (in USD per share) | $ / shares	0.24
Exercisable (in USD per share) | $ / shares	0.19
Expected vest (per option) | $ / shares	$ 0.31
Weighted-average remaining exercise contractual life (years)
Outstanding	7 years 5 months 12 days
Exercisable	6 years 6 months 18 days
Excepted to vest	8 years 6 months 7 days
Aggregate intrinsic value
Outstanding | $	$ 33,279
Exercisable | $	18,536
Expected to vest | $	$ 14,743